Summary Of Significant Accounting Policies - Basis of consolidation (Details)	12 Months Ended
Dec. 31, 2019 subsidiary
Accounting Policies [Abstract]
Number of directly owned subsidiaries	8
Directly owned subsidiaries, ownership (as a percentage)	100.00%
Number of indirectly owned subsidiaries	14
Indirectly owned subsidiaries, ownership (as a percentage)	100.00%